Revenue	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue	REVENUE
The following table presents our revenue for the nine months ended September 30, 2025 and 2024.

	Nine months ended September 30,
(in thousands of $)	2025	2024
Liquefaction services revenue (note 5.1)	168,171	168,563
Sales-type lease revenue (note 5.2)	46,925	—
Vessel management fees and other revenues (note 5.1)	44,738	17,042
Time and voyage charter revenues (note 5.2)	876	8,850
Total operating revenues	260,710	194,455

5.1 Revenue from contracts with customers

The following table represents a disaggregation of revenue earned from contracts with external customers for the nine months ended September 30, 2025 and 2024. Revenue from liquefaction services is included within the “FLNG” segment. Vessel management fees and other revenues are included within both the “FLNG” and “Corporate and other” segments, depending on the nature of the service provided.

	Nine months ended September 30,
(in thousands of $)	2025	2024
Base tolling fee (1)	152,022	153,376
Amortization of Day 1 gains (2)	9,380	9,414
Incremental base tolling fee (3)	3,717	3,750
Amortization of deferred commissioning period revenue (4)	3,081	3,093
Other	(29)	(1,070)
Liquefaction services revenue	168,171	168,563

	Nine months ended September 30,
(in thousands of $)	2025	2024
FLNG Operation and Maintenance Agreement (“O&M”) service revenue (5)	25,169	—
Management fees revenue (6)	19,251	16,714
Amortization of deferred pre-COD cash flows (7)	561	—
Other	(243)	328
Vessel management fees and other revenues	44,738	17,042
(1) The liquefaction tolling agreement (the “LTA”) entered into in connection with the FLNG Hilli bills at a base rate when the oil prices are at or below $60 per barrel, with an increased rate when prices exceed $60 per barrel. The oil price above the base rate is recognized as a derivative and included in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the unaudited consolidated statements of operations (note 7).

(2) Day 1 gains result from amount established on the initial recognition of the FLNG Hilli’s oil derivative instrument embedded in the LTA and the FLNG Hilli’s gas derivative instruments pursuant to the third amendment to the LTA (“LTA Amendment 3”) (notes 17 and 18). These amounts were deferred on initial recognition and amortized evenly over the contract term.

(3) In 2021, we entered into LTA Amendment 3 to increase the FLNG Hilli's annual contracted capacity by 0.2 million tonnes for 2022. In July 2022, Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) exercised its option for an additional 0.2 million tonnes (out of 0.4 million tonnes) from January 2023 until the end of the LTA, increasing the annual base capacity to 1.4 million tonnes. The tolling fee is linked to Dutch Title Transfer Facility (“TTF”) and the Euro/U.S. Dollar foreign exchange movements. The contractual floor rate is recognized in “Liquefaction services revenue” and the tolling fee above the contractual floor rate is recognized as a derivative in “Realized and unrealized (loss)/gain on oil and gas derivative instruments,” in the unaudited consolidated statements of operations (note 7).

(4) Customer billing during the commissioning period of the FLNG Hilli, prior to vessel acceptance and commencement of the LTA was deferred (notes 17 and 18) and recognized evenly over the contract term.

(5) The LOA contains both a lease component (the use of the FLNG Gimi) and a non-lease component (the O&M services). The total contract consideration is allocated between the lease and non-lease components based on their relative stand-alone selling prices determined at commencement date of the LOA. The non-lease component is recognized over time as the O&M services are performed, based on the pattern of services provided during each billing period in accordance with the LOA.

(6) Comprised of revenue earned from various ship management, administrative and vessel O&M services we provide to external customers.

(7) In August 2024, we and bp agreed to a series of pre-COD payments to address project delays and align on commissioning milestones. Following COD in June 2025, the non-lease component of the pre-COD cash flows amounting to $36.8 million was deferred and classified within “Other current liabilities” and “Other non-current liabilities” on our unaudited consolidated balance sheet (notes 17 and 18) which will be recognized as revenue evenly over the duration of the LOA consistent with the timing of the related O&M services.

Contract assets and liabilities

The following table represents our contract assets and liabilities balances as of:

(in thousands of $)	September 30, 2025	December 31, 2024
Contract assets	31,412	19,696

Current contract liabilities	(6,879)	(4,220)
Non-current contract liabilities	(34,511)	(2,145)
Total contract liabilities (1)	(41,390)	(6,365)
The movement of our contract liabilities are as follows:

(in thousands of $)	September 30, 2025	December 31, 2024
Opening contract liability balance	(6,365)	(10,496)
Deferral of revenue	(38,667)	—
Recognition of unearned revenue	3,642	4,131
Closing contract liability balance (1)	(41,390)	(6,365)
(1) As of September 30, 2025, “Total contract liabilities” are comprised of:
•deferred pre-COD cash flows in relation to the FLNG Gimi LOA amounting to $36.4 million (December 31, 2024: $nil) (note 17 and 18). We expect to recognize vessel management fee and other revenue evenly over the remaining LOA contract term of 19.7 years;
•deferred commissioning revenue in relation to the FLNG Hilli of $3.3 million (December 31, 2024: $6.4 million) (note 17 and 18). We expect to recognize liquefaction services revenue related to the partially unsatisfied performance obligation at the reporting date evenly over the remaining LTA contract term of 0.8 years; and
•vessel operation and maintenance fees received in advance in relation to Italis LNG of $1.7 million.
5.2 Lease revenues

Our lease revenue includes income from both sales-type leases and operating leases based on the classification of each arrangement at lease commencement.

5.2.1 FLNG Gimi Sales-type lease

On June 12, 2025, the FLNG Gimi achieved COD, triggering the commencement of the 20-year lease term with bp under the LOA.

Upon lease commencement, the FLNG Gimi asset under development of $1,823.7 million (note 12) and the lease component of the net pre-COD cash flow amounting to $86.1 million (note 17) previously recognized under other current liabilities were derecognized and a corresponding “Net investment in sales-type lease” of $1,767.5 million was recognized on the unaudited consolidated balance sheet. The Net investment in sales-type lease comprised of the present value of expected lease payments and the unguaranteed residual value of the FLNG Gimi at the end of the LOA term. The deemed sale of the FLNG Gimi resulted in a $30.0 million gain, presented in “Other non-operating income” on the unaudited consolidated statement of operations for the nine-month period ended September 30, 2025.

5.2.2 Time and voyage charter revenues

We also generate lease revenue from our legacy time and voyage charter arrangements which qualify as operating leases and are recognized on a straight-line basis over the lease term or as the service is rendered, depending on the specific terms of each charter.

The following table presents a disaggregation of lease revenues during the nine months ended September 30, 2025 and 2024. Sales-type lease revenue is included under our “FLNG” segment while time and voyage charter revenues are under our “Corporate and other” segment.

	Nine months ended September 30,
(in thousands of $)	2025	2024
Sales-type lease revenue (1)	34,398
Variable sales-type lease revenue (2)	9,828	—
Accretion of unguaranteed residual value (3)	1,787	—
Other (4)	912	—
Sales-type lease revenue	46,925	—

Operating lease revenue	596	6,101
Variable operating lease revenue (5)	280	2,749

	Nine months ended September 30,
(in thousands of $)	2025	2024
Time and voyage charter revenues	876	8,850
(1) Relates to the interest income recognized on the net investment in the sales-type lease for FLNG Gimi, calculated using the rate implicit in the lease.
(2) Comprised of variable consideration of the lease including overproduction, underutilization, and other operational adjustments invoiced during the period. Variable lease revenue may fluctuate period to period depending on vessel availability and performance under the LOA.
(3) Relates to the periodic accretion in the present value of the unguaranteed residual value of FLNG Gimi, recognized over the lease term using the effective interest method.
(4) “Other” consists primarily of (i) taxes that are reimbursable by lessee under the LOA and (ii) accrued demurrage costs.
(5) Comprised of variable consideration of the lease including ballast and positioning bonus, which are excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Maturity analysis of the Net investment in sales-type lease

The minimum future revenues included below are based on the fixed components and do not include variable or contingent revenue.

Pursuant to the LOA, bp holds certain termination rights that are subject to defined conditions and are not unilateral. Based on management’s assessment of the contractual framework and current commercial and operational circumstances, it is not reasonably expected that these termination rights will be exercised. Accordingly, the lease term has been determined to be 20 years, and the maturity analysis has been prepared on that basis.

(in thousands of $)
2025 (1)	37,112
2026	153,300
2027	153,300
2028	153,720
2029	153,300
2030 and thereafter	2,368,800
Total minimum lease receivable	3,019,532
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,351,932
Less: unearned interest income	(1,594,846)
Net investment in sales-type lease as of September 30, 2025 (2)	1,757,086
Less: current portion of net investment in sales-type lease	(146,326)
Non-current portion of net investment in sales-type lease	1,610,760
(1) For the three months ending December 31, 2025.
(2) As of September 30, 2025, management determined that the fair value of the underlying asset exceeds the net investment in sales-type lease related to FLNG Gimi, therefore, the impact of any expected credit loss is not significant.